COMMITMENTS AND CONTINGENCIES - Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Revenue	$ 109,715	$ 182,283	$ 156,498
VIE's Kindergartens
COMMITMENTS AND CONTINGENCIES
Revenue	$ 6,110	$ 9,559	$ 11,685